Debt - Key Term and Carrying Value (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Debt Instrument [Line Items]
Debt outstanding	$ 6,442,512	$ 6,608,619
Unamortized debt costs	(41,901)	(39,373)
Unamortized debt premium & discounts	(3,470)	(2,168)
Debt, net of unamortized costs	6,397,141	6,567,078
Asset Backed Securitization Term Notes [Member]
Debt Instrument [Line Items]
Debt outstanding	$ 1,958,812	2,023,819
Contractual Weighted Avg Interest Rate	3.83%
Asset Backed Warehouse Facility [Member]
Debt Instrument [Line Items]
Debt outstanding	$ 260,000	260,000
Contractual Weighted Avg Interest Rate	5.18%
Secrued Debt [Member]
Debt Instrument [Line Items]
Debt outstanding	$ 2,218,812	2,283,819
Corporate Notes
Debt Instrument [Line Items]
Debt outstanding	$ 2,400,000	1,800,000
Contractual Weighted Avg Interest Rate	3.40%
Revolving credit tranche
Debt Instrument [Line Items]
Debt outstanding	$ 291,500	960,000
Contractual Weighted Avg Interest Rate	4.93%
Term loan tranche
Debt Instrument [Line Items]
Debt outstanding	$ 1,532,200	1,564,800
Contractual Weighted Avg Interest Rate	4.93%
Total unsecured debt financings
Debt Instrument [Line Items]
Debt outstanding	$ 4,223,700	4,324,800
Commercial Paper
Debt Instrument [Line Items]
Debt outstanding	$ 0	$ 0